Securities at Amortized Cost (Tables)	12 Months Ended
Dec. 31, 2022
Disclosure of securities at amortised cost [Abstract]
Details of securities at amortized cost
(1) Details of securities at amortized cost as of December 31, 2021 and 2022 are as follows (Unit: Korean Won in millions):

	December 31, 2021	December 31, 2022
Korean treasury and government agencies	8,882,500	10,083,951
Financial institutions	1,835,947	10,283,631
Corporates	5,818,646	6,237,547
Bond denominated in foreign currencies	554,416	1,671,772
Allowance for credit losses	(5,235)	(8,385)

Total	17,086,274	28,268,516

Changes in allowance for credit losses of securities at amortized cost
(2) Changes in the loss allowance and gross carrying amount of securities at amortized cost are as follows (Unit: Korean Won in millions):
1) Loss allowance

	For the year ended December 31, 2020
	Stage 1	Stage 2	Stage 3	Total
Beginning balance	(5,511)	—	—	(5,511)
Transfer to 12-month expected credit losses	—	—	—	—
Transfer to lifetime expected credit losses	—	—	—	—
Transfer to credit-impaired financial assets	—	—	—	—
Net reversal of loss allowance	934	—	—	934
Others (*)	11	—	—	11

Ending balance	(4,566)	—	—	(4,566)

(*)	Changes due to foreign currencies translation, etc.

	For the year ended December 31, 2021
	Stage 1	Stage 2	Stage 3	Total
Beginning balance	(4,566)	—	—	(4,566)
Transfer to 12-month expected credit losses	—	—	—	—
Transfer to lifetime expected credit losses	—	—	—	—
Transfer to credit-impaired financial assets	—	—	—	—
Net reversal of loss allowance	(664)	—	—	(664)
Others (*)	(5)	—	—	(5)

Ending balance	(5,235)	—	—	(5,235)

(*)	Changes due to foreign currencies translation, etc.

	For the year ended December 31, 2022
	Stage 1	Stage 2	Stage 3	Total
Beginning balance	(5,235)	—	—	(5,235)
Transfer to 12-month expected credit losses	—	—	—	—
Transfer to lifetime expected credit losses	—	—	—	—
Transfer to credit-impaired financial assets	—	—	—	—
Net provision of loss allowance	(3,151)	—	—	(3,151)
Others (*)	1	—	—	1

Ending balance	(8,385)	—	—	(8,385)

(*)	Changes due to foreign currencies translation, etc.

Changes in gross carrying amount of securities at amortized cost
2) Gross carrying amount

	For the year ended December 31, 2020
	Stage 1	Stage 2	Stage 3	Total
Beginning balance	20,326,050	—	—	20,326,050
Transfer to 12-month expected credit losses	—	—	—	—
Transfer to lifetime expected credit losses	—	—	—	—
Transfer to credit-impaired financial assets	—	—	—	—
Acquisition	2,380,448	—	—	2,380,448
Disposal / Recovery	(5,659,365)	—	—	(5,659,365)
Amortization based on effective interest method	(396)	—	—	(396)
Others (*)	(21,332)	—	—	(21,332)

Ending balance	17,025,405	—	—	17,025,405

(*)	Changes due to foreign currencies translation, etc.

	For the year ended December 31, 2021
	Stage 1	Stage 2	Stage 3	Total
Beginning balance	17,025,405	—	—	17,025,405
Transfer to 12-month expected credit losses	—	—	—	—
Transfer to lifetime expected credit losses	—	—	—	—
Transfer to credit-impaired financial assets	—	—	—	—
Acquisition	6,435,692	—	—	6,435,692
Disposal / Recovery	(6,425,408)	—	—	(6,425,408)
Amortization based on effective interest method	14,810	—	—	14,810
Others (*)	41,010	—	—	41,010

Ending balance	17,091,509	—	—	17,091,509

(*)	Changes due to foreign currencies translation, etc.

	For the year ended December 31, 2022
	Stage 1	Stage 2	Stage 3	Total
Beginning balance	17,091,509	—	—	17,091,509
Transfer to 12-month expected credit losses	—	—	—	—
Transfer to lifetime expected credit losses	—	—	—	—
Transfer to credit-impaired financial assets	—	—	—	—
Acquisition	16,873,194	—	—	16,873,194
Disposal / Recovery	(5,871,234)	—	—	(5,871,234)
Amortization based on effective interest method	86,212	—	—	86,212
Others (*)	97,220	—	—	97,220

Ending balance	28,276,901	—	—	28,276,901

(*)	Changes due to foreign currencies translation, etc.